CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenues from related parties	$ 7,294	$ 0	$ 0
EXPENSES:
Related party voyage expenses	1,008	705	761
Related party vessel operating expenses	37	17	60
Related party general and administrative expenses	360	360	360
OTHER EXPENSES:
Related party interest and finance costs	$ 207	$ 0	$ 0